Annual Total Returns [BarChart] - AZL DFA International Core Equity Fund - AZL DFA International Core Equity Fund	Apr. 30, 2021
Bar Chart Table:
Annual Return 2016	3.17%
Annual Return 2017	26.09%
Annual Return 2018	(17.65%)
Annual Return 2019	20.72%
Annual Return 2020	7.25%